Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of loss before taxes
Domestic					$ 3,646,424	$ 2,216,711
Foreign					403,289	227,780
Loss before Provision for Income Taxes	$ (420,267)	$ (1,278,385)	$ (1,144,448)	$ (2,066,395)	$ (4,049,713)	$ (2,444,491)